NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS - Purchase price allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired
Goodwill	$ 2,695.8	$ 2,725.4
Consideration
Goodwill deductible for tax purposes	$ 0.0	0.1	$ 7.6
Business acquisitions
Assets acquired
Non-cash current assets		5.5	20.1
Property, plant and equipment		32.7	13.9
Intangible assets		15.6	32.0
Goodwill		87.1	48.8
Other assets			2.1
Total assets acquired		140.9	116.9
Liabilities assumed
Non-cash current liabilities		(3.1)	(21.2)
Deferred income taxes		(7.5)	(0.2)
Other long-term liabilities		(5.7)
Total liabilities assumed		(16.3)	(21.4)
Net assets acquired at fair value		124.6	95.5
Non-controlling interests			(0.8)
Total assets acquired and liabilities assumed		124.6	94.7
Consideration
Cash		119.0	94.5
Balance payable		5.6	0.2
Total consideration transferred, acquisition-date fair value		$ 124.6	$ 94.7